Offsetting financial assets and liabilities	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Offsetting financial assets and liabilities

Note 29	Offsetting financial assets and liabilities

The following table identifies the amounts that have been offset on the consolidated balance sheet in accordance with the requirements of IAS 32 “Financial Instruments: Presentation”, and also those amounts that are subject to enforceable netting agreements but do not qualify for offsetting on the consolidated balance sheet either because we do not have a currently enforceable legal right to set-off
the recognized amounts, or because we do not intend to settle on a net basis or to realize the asset and settle the liability simultaneously.
Financial assets

	Amounts subject to enforceable netting agreements
	Gross amounts of recognized financial assets	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31			Net amounts	Financial instruments (2)	Collateral received (3)	Net amounts
2020 Derivatives	$59,024	$(29,989)	$29,035	$(19,347)	$(5,170)	$4,518	$3,695		$32,730
Cash collateral on securities borrowed	8,547	–	8,547	–	(8,267)	280	–		8,547
Securities purchased under resale agreements	68,335	(2,740)	65,595	–	(65,178)	417	–		65,595
	$135,906	$(32,729)	$103,177	$(19,347)	$(78,615)	$5,215	$3,695		$106,872
2019 Derivatives	$42,156	$(21,206)	$20,950	$(14,572)	$(3,888)	$2,490	$2,945		$23,895
Cash collateral on securities borrowed	3,664	–	3,664	–	(3,588)	76	–		3,664
Securities purchased under resale agreements	59,131	(3,020)	56,111	–	(55,721)	390	–		56,111
	$104,951	$(24,226)	$80,725	$(14,572)	$(63,197)	$2,956	$2,945		$83,670
Financial liabilities

	Amounts subject to enforceable netting agreements
	Gross amounts of recognized financial liabilities	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31			Net amounts	Financial instruments (2)	Collateral pledged (3)	Net amounts
2020 Derivatives	$56,461	$(29,989)	$26,472	$(19,347)	$(5,883)	$1,242	$4,036		$30,508
Cash collateral on securities lent	1,824	–	1,824	–	(1,719)	105	–		1,824
Obligations related to securities sold under repurchase agreements	74,393	(2,740)	71,653	–	(71,368)	285	–		71,653
	$132,678	$(32,729)	$99,949	$(19,347)	$(78,970)	$1,632	$4,036		$103,985
2019 Derivatives	$43,941	$(21,206)	$22,735	$(14,572)	$(6,840)	$1,323	$2,378		$25,113
Cash collateral on securities lent	1,822	–	1,822	–	(1,779)	43	–		1,822
Obligations related to securities sold under repurchase agreements	54,821	(3,020)	51,801	–	(51,343)	458	–		51,801
	$100,584	$(24,226)	$76,358	$(14,572)	$(59,962)	$1,824	$2,378		$78,736

(1)
Comprises amounts related to financial instruments which qualify for offsetting. Derivatives cleared through the CME are considered to be settled-to-market
and not
collateralized-to-market.
Derivatives which are
settled-to-market
are settled on a daily basis, resulting in derecognition, rather than offsetting, of the related amounts. As a result, settled-to-market
amounts are not considered to be subject to enforceable netting arrangements. In the absence of this, an amount of $964 million as at October 31, 2020 (2019: $355 million) relating to derivatives cleared through CME would otherwise have been considered to be offset on the consolidated balance sheet.

(2)
Comprises amounts subject to
set-off
under enforceable netting agreements, such as ISDA agreements, derivative exchange or clearing counterparty agreements, global master repurchase agreements, and global master securities lending agreements. Under such arrangements, all outstanding transactions governed by the relevant agreement can be offset if an event of default or other predetermined event occurs.

(3)	Collateral received and pledged amounts are reflected at fair value, but have been limited to the net balance sheet exposure so as not to include any over-collateralization.
(4)	Includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction, exchange-traded derivatives and derivatives which are settled-to-market.
The offsetting and collateral arrangements discussed above and other credit risk mitigation strategies used by CIBC are further explained in the “Credit risk” section of the MD&A. Certain amounts of securities received as collateral are restricted from being sold or re-pledged.